Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Basic and Diluted Loss Per Common Share
The Company’s net (loss) income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per common share is calculated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,	For the Period from February 28, 2019 (inception) ThroughSeptember 30,
	2020	2019	2020	2019
Net (loss) income	$(147,481)	$808,635	$163,492	$824,196
Less: Income attributable to common stock subject to possible redemption	(9,080)	(937,377)	(676,674)	(968,309)
Adjusted net loss	$(156,561)	$(128,742)	$(513,182)	$(144,113)

Weighted average shares outstanding, basic and diluted	7,422,844	7,363,896	7,403,146	6,657,747

Basic and diluted net loss per common share	$(0.02)	$(0.02)	$(0.07)	$(0.02)

The Company’s net income is adjusted for the portion of income that is attributable to common stock subject to possible redemption, as these shares only participate in the earnings of the Trust Account and not the income or losses of the Company. Accordingly, basic and diluted loss per common share is calculated as follows:

For the Period from February 28, 2019 (inception) through December 31, 2019
Net income	$1,403,487
Less: Income attributable to common stock subject to possible redemption	(1,714,959)
Adjusted net loss	$(311,472)

Weighted average shares outstanding, basic and diluted	6,908,855

Basic and diluted net loss per share	$(0.05)